Other (expense) income - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	$ (53)	$ 278
Equity losses from investments in associates and joint ventures
Loss on investment	(42)	(49)
Operations	(19)	(46)
Losses on retirements and disposals of property, plant and equipment and intangible assets	(27)	(24)
Gains (losses) on investments	24	(6)
Early debt redemption costs	(18)	(53)
Other	20	60
Total other (expense) income	$ (115)	$ 160